Interest-bearing loans and borrowings - short term - Summary of Short Term Interest-bearing Loans And Borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	₨ 140,711	$ 1,647	₨ 81,455
Working capital term loan (secured)
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	18,670	219	11,249
Acceptances (secured)
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	55,488	650	27,680
Buyer's / supplier's credit (secured)
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	6,169	72	11,123
Term loan from banks and financial institutions (secured)
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings			1,600
Current maturities of long term interest-bearing loans and borrowings
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	60,384	707	29,803
Total [Member]
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	₨ 140,711	$ 1,647	₨ 81,455